Cover	May 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2022
File Number	333-213009
Registrant Name	CANNABIS SUISSE CORP.
Entity Central Index Key	0001680132
Tax Identification Number	38-3993849
Incorporation State Country Code	NV
Address Line1	6607 Clara Street # 270
Address City	Bell Gardens
Address State	CA
Address Postal Zip Code	90201
City Area Code	305
Local Phone Number	762-2585
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false